OIL AND GAS PROPERTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Proved developed producing oil and gas properties United States cost center	$ 78,433,316	$ 78,433,316
Accumulated depreciation, depletion and amortization	78,370,049	78,364,432
Proved developed producing oil and gas properties, net	63,267	$ 68,884
Depletion And Adjustment [Member]
Proved developed producing oil and gas properties United States cost center	0
Accumulated depreciation, depletion and amortization	5,617
Proved developed producing oil and gas properties, net	$ (5,617)